Segment Disclosures - Sales by Product (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Sales and Other Operating Revenue	[1]	$ 32,567,000,000	$ 36,417,000,000	$ 29,106,000,000
Natural Gas [Member]
Segment Reporting Information [Line Items]
Sales and Other Operating Revenue		8,715,000,000	10,720,000,000	10,773,000,000
Natural Gas Liquids [Member]
Segment Reporting Information [Line Items]
Sales and Other Operating Revenue		814,000,000	1,114,000,000	1,102,000,000
Crude Oil [Member]
Segment Reporting Information [Line Items]
Sales and Other Operating Revenue		18,482,000,000	19,571,000,000	13,260,000,000
Other Products [Member]
Segment Reporting Information [Line Items]
Sales and Other Operating Revenue		$ 4,556,000,000	$ 5,012,000,000	$ 3,971,000,000

[1]	Sales and other operating revenues are attributable to countries based on the location of the selling operation.